FEDERATED GOVERNMENT INCOME SECURITIES, INC.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 27, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED GOVERNMENT INCOME SECURITIES, INC. (the “Fund”)
Class A Shares
Class B Shares
Class C Shares
Class F Shares
1933 Act File No. 2-74191
1940 Act File No. 811-3266

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated April 30, 2011, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 51 on April 27, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-2614.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary